Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 1,436,117	€ 1,292,210	€ 1,320,658
Direct and marketing expenses	(1,136,870)	(979,300)	(896,494)
General and administrative expenses	(148,153)	(144,084)	(142,752)
Depreciation and Amortization Expense	(82,189)	(66,729)	(83,560)
Impairment of goodwill	(35,949)	0	0
Other operating income	6,071	5,491	8,042
Finance income	8,912	2,222	1,312
Finance expense	(2,726)	(1,345)	(6,370)
Gain on derivative contracts	0	4,148	15,830
Change in fair value of options	(28,642)	6,292	0
Transaction fees	0	(22,969)	(7,107)
Share listing expense	0	(126,252)	0
Change in fair value of warrant liability	0	34,518	0
Change in fair value of earnout liability	0	237,354	0
Foreign exchange on revaluation of warrants and earnout liabilities	0	(25,047)	0
Gain on bargain purchase	209	0	16,349
Profit before taxation	16,780	216,509	225,908
Income tax (expense) / benefit	(25,386)	(34,240)	9,970
(Loss) / Profit for the year	(8,606)	182,269	235,878
(Loss) / Profit for the year attributable to:
Owners of the parent	(10,551)	181,439	235,878
Non-controlling interest	1,945	830	0
(Loss) / Profit for the year	(8,606)	182,269	235,878
Other comprehensive loss items that may be reclassified subsequently to profit or loss
Foreign currency translation	(631)	(3,915)	(816)
Change in fair value of investment in non-listed equity	(784)	0	0
Other comprehensive loss for the year	(1,415)	(3,915)	(816)
Total comprehensive (loss) / income for the year	(10,021)	178,354	235,062
Total comprehensive (loss) / income for the year attributable to:
Owners of the parent	(11,966)	177,524	235,062
Non-controlling interest	1,945	830	0
Total comprehensive (loss) / income for the year	€ (10,021)	€ 178,354	€ 235,062
Weighted average shares outstanding, basic (in shares)	498,243,792	490,017,400	472,171,426
Weighted average shares outstanding, diluted (in shares)	498,243,792	490,035,080	472,171,426
(Loss) / Earnings per share, basic (in euros per share)	€ (0.0212)	€ 0.3703	€ 0.4996
(Loss) / Earnings per share, diluted (in euros per shares)	€ (0.0212)	€ 0.3703	€ 0.4996